AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2023
	Shares	Value
Common Stocks - 98.4%
Communication Services - 2.7%
Comcast Corp., Class A	44,345	$1,744,976
Consumer Discretionary - 8.8%
Advance Auto Parts, Inc.	8,820	1,343,110
Asbury Automotive Group, Inc.*,1	6,893	1,516,460
LKQ Corp.	45,570	2,686,807

Total Consumer Discretionary		5,546,377
Consumer Staples - 14.2%
BJ's Wholesale Club Holdings, Inc.*	30,380	2,201,639
The Kroger Co.	52,185	2,329,016
Molson Coors Beverage Co., Class B	47,040	2,473,363
Unilever PLC, Sponsored ADR (United Kingdom)[1]	38,832	1,984,315

Total Consumer Staples		8,988,333
Energy - 2.1%
SM Energy Co.	40,180	1,320,716
Financials - 21.3%
Berkshire Hathaway, Inc., Class B*	13,475	4,197,732
Fairfax Financial Holdings, Ltd. (Canada)	5,512	3,669,559
U.S. Bancorp	46,305	2,305,989
White Mountains Insurance Group, Ltd.	857	1,309,462
Willis Towers Watson PLC (United Kingdom)	7,840	1,992,849

Total Financials		13,475,591
Health Care - 12.9%
Baxter International, Inc.	32,744	1,496,073
Patterson Cos., Inc.	80,360	2,426,069
Pfizer, Inc.	52,307	2,309,877
Premier, Inc., Class A	58,472	1,950,626

Total Health Care		8,182,645
Industrials - 11.6%
Air Transport Services Group, Inc.*	59,288	1,678,443
	Shares	Value

Carlisle Cos., Inc.	6,125	$1,536,518
Dun & Bradstreet Holdings, Inc.	137,319	2,011,723
United Parcel Service, Inc., Class B	11,637	2,155,522

Total Industrials		7,382,206
Information Technology - 18.1%
Corning, Inc.	35,892	1,242,222
Fiserv, Inc.*	20,702	2,208,489
Oracle Corp.	25,112	2,221,408
QUALCOMM, Inc.	10,045	1,338,094
TD SYNNEX Corp.	21,437	2,189,790
WEX, Inc.*	12,250	2,265,882

Total Information Technology		11,465,885
Utilities - 6.7%
The AES Corp.	88,812	2,434,337
Vistra Corp.	77,798	1,794,022

Total Utilities		4,228,359

Total Common Stocks (Cost $55,054,198)		62,335,088
Short-Term Investments - 1.5%
Other Investment Companies - 1.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%[2]	370,232	370,232
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.30%[2]	555,347	555,347

Total Short-Term Investments (Cost $925,579)		925,579
Total Investments - 99.9% (Cost $55,979,777)		63,260,667
Other Assets, less Liabilities - 0.1%		61,662
Net Assets - 100.0%		$63,322,329

*	Non-income producing security.
[1]	Some of these securities, amounting to $2,688,897 or 4.2% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the January 31, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$62,335,088	—	—	$62,335,088
Short-Term Investments
Other Investment Companies	925,579	—	—	925,579
Total Investments in Securities	$63,260,667	—	—	$63,260,667

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2023, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,688,897	—	$2,694,126	$2,694,126
The following table summarizes the securities received as collateral for securities lending at January 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.750%	04/15/23-11/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.